THIRD AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST

OF

INVESCO HIGH INCOME 2024 TARGET TERM FUND

THIRD AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST of Invesco High Income 2024 Target Term Fund is made the 20th day of September, 2022 by the parties signatory hereto, as Trustees;

WHEREAS the Trust was formed on February 8, 2017 by its sole Trustee by the filing of a Certificate of Trust with the office of the Secretary of State of the State of Delaware pursuant to a Declaration of Trust, dated as of February 8, 2017 (the “Original Declaration”);

WHEREAS, the initial sole Trustee has appointed the Trustees and resigned and the initial Shareholder has elected the Trustees;

WHEREAS the Trust has been formed to carry on the business of a closed-end management investment company as defined in the 1940 Act;

WHEREAS the Trustees have agreed to manage all property coming into their hands as trustees of a Delaware statutory trust in accordance with the provisions of the Delaware Statutory Trust Act, as amended from time to time, and the provisions hereinafter set forth; and

WHEREAS the Board of Trustees desires to amend and restate the Original Declaration in the manner hereinafter set forth.

NOW, THEREFORE, the Trustees hereby declare that:

(i) the Original Declaration is amended and restated in its entirety in the manner hereinafter set forth;

(ii) all cash, securities and other assets that the Trust may from time to time acquire in any manner shall be managed and disposed of upon the terms and conditions hereinafter set forth; and

(iii) this Amended and Restated Agreement and Declaration of Trust and the Bylaws shall be binding in accordance with their terms on every Trustee, by virtue of having become a Trustee of the Trust, and on every Shareholder, by virtue of having become a Shareholder of the Trust, pursuant to the terms of this Agreement and the Bylaws.

ARTICLE I

NAME, DEFINITIONS, PURPOSE AND CERTIFICATE OF TRUST

Section 1.1 Name. The name of the statutory trust is Invesco High Income 2024 Target Term Fund, and the Trustees may transact the Trust’s affairs in that name or any other name as the Board of Trustees may from time to time designate. The Trustees may, without Shareholder approval, change the name of the Trust. Any name change of the Trust shall become effective upon the filing of a certificate of amendment under the Delaware Act reflecting such change. Any such action shall have the status of an amendment to this Agreement. In the event of any name change, the Trustees shall cause notice to be given to the affected Shareholders within a reasonable time after the implementation of such change, which notice will be deemed given if the changed name is reflected in any shareholder report. The Trust shall constitute a Delaware statutory trust in accordance with the Delaware Act.

Section 1.2 Definitions. Whenever used herein, unless otherwise required by the context or specifically provided in the Governing Instrument:

(a)

“12(d) Control Person” means any person who Controls, is Controlled by, or under common Control with, a 12(d) Holder (solely for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act);

(b)

“12(d) Holder” is defined as an investment company (including, for purposes of (1) below, any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act) that in the aggregate owns, directly or indirectly through any companies Controlled by the 12(d) Holder, of record or beneficially as defined in Rule 13d-3 and 13d-5 of the 1934 Act:

(1)	More than three percent (3%) of the outstanding voting Shares of the Trust;

(2)

Securities issued by the Trust having an aggregate value in excess of five percent (5%) of the total assets of such investment company or of any company or companies Controlled by such investment company;

(3)

Securities issued by the Trust and by all other investment companies having an aggregate value in excess of ten percent (10%) of the total assets of the investment company making such investment or any company or companies Controlled by the investment company making such investment;

(4)

Together with other investment companies having the same Investment Adviser and companies Controlled by such investment companies, more than ten percent (10%) of the total outstanding Shares of the Trust; or

(5)

For an investment company operating as a “fund of funds” pursuant to Section 12(d)(1)(F) of the 1940 Act, together with all Affiliated Persons of such investment company, more than three percent (3%) of the outstanding voting Shares of the Trust (solely for purposes of determining an “Affiliated Person” for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act).

(c)	“1933 Act” means the Securities Act of 1933, as amended from time to time, and the rules promulgated thereunder;

(d)	“1934 Act” means the Securities Exchange Act of 1934, as amended from time to time, and the rules promulgated thereunder;

(e)	“1940 Act” means the Investment Company Act of 1940, as amended from time to time, and the rules promulgated thereunder;

(f)	“Advisers Act” means the Investment Advisers Act of 1940, as amended from time to time, and the rules promulgated thereunder;

(g)

“Affiliated Person,” “Commission,” “Company,” “Control,” “Interested Person,” “Investment Adviser,” “Investment Company,” “Person,” and “Principal Underwriter” shall have the meanings given them in the 1940 Act, as modified by or interpreted by any applicable order or orders of the Commission or any rules or regulations adopted or interpretive releases of the Commission thereunder;

(h)

“Agreement” means this Amended and Restated Agreement and Declaration of Trust, as it may be amended, restated or supplemented, including without limitation, supplements relating to Preferred Shares, if any, from time to time;

(i)

“Board of Trustees” or “Board” shall mean the governing body of the Trust, that is comprised of the number of Trustees of the Trust fixed from time to time pursuant to Article III hereof, having the powers and duties set forth herein;

(j)	“Bylaws” means the Bylaws of the Trust as amended, restated or supplemented from time to time solely by the Trustees;

(k)

“Certificate of Trust” shall mean the certificate of trust of the Trust filed on February 8, 2017 with the office of the Secretary of State of the State of Delaware as required under the Delaware Act, as such certificate may be amended or restated from time to time;

(l)	“class” or “class of Shares” refers to the division of Shares into two or more classes as provided in Section 2.1;

(m)	“Code” means the Internal Revenue Code of 1986, as amended from time to time, and the regulations promulgated thereunder;

(n)

“Continuing Trustee” means a Trustee who either (a) has been a member of the Board of Trustees for a period of at least thirty-six months (or since the commencement of the Trust’s operations, if less than thirty-six months) or (b) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board of Trustees;

(o)	“Covered Person” means a person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trustees as a director,

trustee, partner, officer, employee or agent of another foreign or domestic corporation, trust, partnership, joint venture or other enterprise;

(p)	“Delaware Act” refers to the Delaware Statutory Trust Act, 12 Del. C. § 3801 et seq., as such Act may be amended from time to time;

(q)

“Governing Instrument” means collectively, this Agreement, the Bylaws, and any instrument or resolution establishing Preferred Shares, and all written committee and sub-committee charters adopted by the Trustees, and any amendments or modifications thereto;

(r)

“Majority Shareholder Vote” means the vote of “a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Trust with each class of Shares voting together as a single class, except to the extent the 1940 Act or the Governing Instrument requires the separate vote of one or more classes of Shares, in which case the applicable proportion of such classes of Shares voting as a separate class, as the case may be, will be required;

(s)

“Majority Trustee Vote” means (a) with respect to a vote of the Board of Trustees, a vote of the majority of the Trustees then in office, and, if there is one or more Continuing Trustees, a separate vote of a majority of the Continuing Trustees; and (b) with respect to a vote of a committee or sub-committee of the Board of Trustees, a vote of the majority of the members of such committee or sub-committee, and, if there is one or more Continuing Trustees on such committee or sub-committee, a separate vote of a majority of the Continuing Trustees that are members of such committee or sub-committee;

(t)	“Management Trustee” is a Trustee who has present or former associations with the Trust’s Investment Adviser as causes such person to be an Interested Person of the Trust or its Investment Adviser.

(u)	“Non-Management Trustee” is a Trustee who is not a Management Trustee.

(v)

“Pooled Vehicle” means (i) any issuer meeting the definition of an “investment company” in Section 3(a) of the 1940 Act, or (ii) any person that would meet the definition of an investment company but for the exceptions in Section 3(c) of the 1940 Act.

(w)	“Record Owner” means, as of any particular time, a record owner of Shares of the Trust shown on the books of the Trust or the Trust’s transfer agent as then issued and outstanding at such time;

(x)

“Registration Statement” means a registration statement of the Trust relating to Shares filed with the Commission under the 1933 Act and/or the 1940 Act, and all amendments to such registration statement, as in effect from time to time and shall include any prospectus or statement of additional information forming a part thereof. The “effective date” of a Registration Statement shall be the date on which such Registration Statement (and any amendments thereto) is declared effective by the Commission, or becomes effective pursuant to the 1933 Act and/or the 1940 Act;

(y)	“series” or “series of Shares” refers to the designation of Shares into one or more series as provided in Section 2.1;

(z)	“Shareholder” means, as of any particular time, an owner of Shares, whether beneficially or of record, of the Trust;

(aa)

“Shares” means the transferable units of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares. All references to Shares shall be deemed to be Shares of any or all series or classes as the context may require;

(bb)

“Trust” means Invesco High Income 2023 Target Term Fund, the Delaware statutory trust formed under the Original Declaration, as amended and restated by this Agreement, and by filing of the Certificate of Trust with the office of the Secretary of State of the State of Delaware and governed by this Agreement, as such instruments may be further amended, restated or supplemented from time to time;

(cc)	“Trust Property” means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust, or by the Trustees on behalf of the Trust; and

(dd)

“Trustees” means the natural persons who have signed this Agreement as trustees, and all other natural persons who may from time to time be duly appointed as Trustee in accordance with the provisions of Section 3.4, or elected as Trustee by the Shareholders, in each case so long as they shall continue to serve as trustees of the Trust in accordance with the terms hereof and reference herein to a Trustee or to the Trustees shall refer to such natural persons in their capacity as Trustees hereunder.

In this Agreement or in any amended, restated or supplemented Agreement, references to this Agreement, and all expressions like “herein,” “hereof,” and “hereunder,” shall be deemed to refer to this Agreement as amended, restated or supplemented. All expressions like “his,” “he,” and “him,” shall be deemed to include the feminine and neuter, as well as masculine, genders.

Section 1.3 Purpose. The purpose of the Trust is to conduct, operate and carry on the business of a closed-end management investment company registered under the 1940 Act investing primarily in securities and other financial instruments or property, and to carry on such other business as the Trustees may from time to time determine pursuant to their authority under this Agreement.

ARTICLE II

SHARES OF BENEFICIAL INTEREST

Section 2.1 Shares of Beneficial Interest.

(a)

The Trustees may, without Shareholder approval, authorize the creation and issuance of one or more classes of Shares (which classes may be designated as one or more series), with Shares of each such class or series having such par value (or no par value) and such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges (including conversion rights, if any) as the Trustees may determine. Subject to applicable law, the Trustees may, without Shareholder approval, authorize the Trust to issue subscription or other rights representing interests in Shares to existing Shareholders or other persons subject to such terms and conditions as the Trustees may determine. The number of Shares of each class or series authorized shall be unlimited, and, unless otherwise provided in the Governing Instrument, the Shares so authorized may be represented in part by fractional Shares. The Trustees may without Shareholder approval from time to time divide or combine the Shares of any class or series into a greater or lesser number without thereby changing the proportionate beneficial interest in the class or series. All Shares issued hereunder, including without limitation, Shares issued in connection with a dividend or other distribution in Shares or a split or reverse split of shares, when issued on the terms determined by the Trustees, shall be fully paid and nonassessable.

(b)

The Shares shall initially be designated as one class, a class of an unlimited number of common Shares, no par value (the “Common Shares”), having the powers, preferences, rights, qualifications, limitations and restrictions described below. The Trustees, without shareholder approval, may also, from time to time, issue a class of an unlimited number of preferred Shares (the “Preferred Shares”), having such par value (or no par value), powers, preferences, rights, qualifications, limitations and restrictions as shall be set forth in a written instrument or resolution or resolutions adopted by the Trustees. Following the issuance of Preferred Shares, when no Preferred Shares or series of Preferred Shares remain outstanding, the Trustees may adopt a resolution eliminating such Preferred Shares or Preferred Shares of the applicable series, subject to the right of the Trustees to issue Preferred Shares or Preferred Shares of a series pursuant to a future resolution or resolutions. To the extent that the Trustees authorize and issue Preferred Shares, they are hereby authorized and empowered to amend, restate or supplement this Agreement as they deem necessary or appropriate, including to comply with the requirements of the 1940 Act or requirements imposed by the rating agencies or other Persons, all without the approval of Shareholders.

(c)	Shareholders shall have no power to vote on any matter except matters on which a vote of Shareholders is required by the 1940 Act or the Governing Instrument.

(d)

Subject to any Board resolution establishing and designating a class of Shares, Shareholders shall have no preemptive or other right to subscribe for new or additional authorized, but unissued Shares or other securities issued by the Trust.

(e)

Subject to the rights of the holders of Preferred Shares, if any, dividends or other distributions, when, as and if declared by the Board, shall be shared equally by the holders of Common Shares on a share for share basis. Subject to the rights of the holders of Preferred Shares, if any, in the event of the dissolution of the Trust, the holders of the Common Shares shall be entitled to receive pro rata the net distributable assets of the Trust.

(f)

Any Trustee, officer or other agent of the Trust, and any organization in which any such Person has an economic or other interest, may acquire, own, hold and dispose of Shares in the Trust, whether such Shares are authorized but unissued, or already outstanding, to the same extent as if such Person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell and may purchase such Shares from any such Person or any such organization, subject to the limitations, restrictions or other provisions applicable to the sale or purchase of such shares herein, the 1940 Act and other applicable law.

Section 2.2 Other Securities. The Trustees may, subject to the requirements of the 1940 Act and the Governing Instrument, authorize the creation and issuance of such other securities of the Trust as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Trustees see fit, including debt securities or other securities senior to any Shares or other securities of the Trust. The Trustees are hereby authorized and empowered to amend, restate or supplement this Agreement as they deem necessary or appropriate in connection with the creation and issuance of any such securities without approval of Shareholders. The Trustees are also authorized to take such actions and retain such Persons as they see fit to offer and sell such securities.

Section 2.3 Personal Liability of Shareholders. No Shareholder of the Trust shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust. Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any Shareholder or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than (i) such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise, or (ii) any indemnification payment owed to the Trust by the Shareholder pursuant to Section 8.5. The Shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation of personal liability as is extended under the Delaware General Corporation Law to stockholders of private corporations for profit.

Section 2.4 Derivative Actions. In addition to the requirements set forth in Section 3816 of the Delaware Act, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the following conditions are met:

(a) The Shareholder or Shareholders must make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such an action is not likely to succeed. For purposes of this Section 2.4, a demand on the Board of Trustees shall be deemed not likely to succeed and therefore excused only if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as such term is defined in the Delaware Act);

(b) Unless a demand is not required under Section 2.4(a), Shareholders eligible to bring such derivative action under the Delaware Act who hold at least a majority of the outstanding Shares of the Trust shall join in the demand for the Board of Trustees to commence such action. If a demand is not required under Section 2.4(a), Shareholders eligible to bring such derivative action under the Delaware Act who hold at least 10% of the outstanding Shares of the Trust shall join in the demand for the Board of Trustees to commence such action; and

(c) Unless a demand is not required under Section 2.4(a), the Board of Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim. The Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of the demand and may require an undertaking by the Shareholders making such demand to reimburse the Trust for the fees and expense of any such counsel or other advisors and other out of pocket expenses of the Trust, in the event that the Board of Trustees determines not to bring such action. The Trust is hereby permitted to redeem or repurchase Shares of any Shareholder liable to the Trust under this Section 2.4(c) at a value determined by the Board of Trustees in accordance with the 1940 Act and other applicable law, and to set off against and retain any distributions otherwise payable to any Shareholder liable to the Trust under this Section 2.4(c), in payment of amounts due hereunder.

(d) For purposes of this Section 2.4, the Board of Trustees may designate a committee of one Trustee to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who are “independent trustees” (as such term in defined in the Delaware Act).

(e) To the maximum extent permitted by law, each Shareholder of the Trust acknowledges and agrees that any alleged injury to Trust Property, any diminution in the value of the Shareholder’s shares, or any other claim arising out of or relating to an allegation regarding the actions, inaction, or omissions of or by the Trustees, the Trust’s officers or the Investment Adviser of the Trust is a legal claim belonging only to the Trust and not to the Shareholders individually. Accordingly, all Shareholders shall be bound to bring any and all such claims pursuant only to the provisions of this Section 2.4 of this Agreement. The Shareholders acknowledge that, for these purposes, the Trust is deemed to be a separate and distinct legal entity.

Section 2.5 No Direct Claims. No group of Shareholders shall have the right to bring or maintain a direct action or claim for monetary damages against the Trust or the Trustees predicated upon an express or implied right of action under this Agreement or the 1940 Act, nor shall any single Shareholder, who is similarly situated to one or more other Shareholders with respect to the alleged injury, have the right to bring such an action, unless Shareholders who hold at least 10% of the outstanding Shares of the Trust have obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. A request for authorization shall be mailed to the Secretary of the Trust at the Trust’s principal office and shall set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the group of Shareholders or Shareholder to support the allegations made in the request. The Trustees shall consider such request within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of Shareholders of the Trust or series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of Shareholders, shall be made in their business judgment and shall be binding on all Shareholders. The Board of Trustees shall be entitled to retain counsel or other advisors in considering the merits of any request for authorization to bring a direct action and may require an undertaking by the Shareholders making such request to reimburse the Trust for the fees and expense of any such counsel or other advisors and other out of pocket expenses of the Trust, in the event that the Board of Trustees determines not to bring such action. The Trust is hereby permitted to redeem or repurchase Shares of any Shareholder liable to the Trust under this Section 2.5 at a value determined by the Board of

Trustees in accordance with the 1940 Act and other applicable law, and to set off against and retain any distributions otherwise payable to any Shareholder liable to the Trust under this Section 2.5, in payment of amounts due hereunder. For purposes of this Section 2.5, the Board of Trustees may designate a committee of one Trustee to consider a Shareholder request for authorization to bring a direct action if necessary to create a committee with a majority of Trustees who are “independent trustees” (as such term in defined in the Delaware Act).

Section 2.6 Assent to Agreement. Every Shareholder, by virtue of having purchased a Share, shall be bound by the terms of the Governing Instrument. The death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the continuance of the Trust shall not operate to terminate the Trust nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to rights of said deceased, incapacitated, dissolved, terminated or bankrupt Shareholder under the Governing Instrument. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. Ownership of Shares shall not make the Shareholders third party beneficiaries of any contract entered into by the Trust.

Section 2.7 Disclosure of Holding. The Shareholders or holders of other securities of the Trust shall upon demand disclose to the Trustees in writing such information with respect to direct or indirect ownership of Shares or other securities of the Trust as the Trustees deem to be (i) in the best interests of the Trust or (ii) necessary to comply with the provisions of the Code, the 1940 Act or other applicable laws or regulations, or to comply with the requirements of any other taxing or regulatory authority or stock exchange on which the Shares are listed for trading.

ARTICLE III

THE TRUSTEES

Section 3.1 Management of the Trust.

(a)

The Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by this Agreement.

(b)

The Trustees shall have power to conduct the business of the Trust and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all states of the United States of America, in the District of Columbia, in any and all commonwealths, territories, dependencies, colonies, or possessions of the United States of America, and in any and all foreign jurisdictions and to do all such other things and execute all such instruments as they deem necessary, proper or desirable in order to promote the interests of the Trust although such things are not herein specifically mentioned. Any construction or interpretation of this Agreement and the Bylaws by the Trustees and any action taken pursuant thereto and any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive and binding on all Shareholders and all other persons for all purposes. In construing the provisions of this Agreement, the presumption shall be in favor of a grant of power to the Trustees.

(c)

The enumeration of any specific power in this Agreement shall not be construed as limiting the aforesaid power. The powers of the Trustees may be exercised without order of or resort to any court or other authority

Section 3.2 Number of Trustees. The Board shall consist of such number of Trustees as shall be fixed from time to time by a Majority Trustee Vote; provided, however, that the number of Trustees shall in no event be less than two (2) nor more than fifteen (15); and provided further that the number of Trustees shall be increased automatically to such number as is required to effectuate Section 3.4(b). The natural persons who have executed this Agreement shall be the Trustees as of the date hereof.

Section 3.3 Classes of Trustees; Terms of Office of Trustees.

(a)

The Board of Trustees shall be divided into three classes. The number of Trustees in each class, and the individual Trustees assigned to each class, shall be determined by resolution of the Board of Trustees.

(b)	The terms of office for each class of Trustees shall be determined as follows:

(1)	The term of office of the first class shall expire on the date of the first annual meeting of Shareholders, or special meeting in lieu thereof at which Trustees are elected, following the date hereof;

(2)

The term of office of the second class shall expire on the date of the second annual meeting of Shareholders or special meeting in lieu thereof at which Trustees are elected, following the date hereof;

(3)

The term of office of the third class shall expire on the date of the third annual meeting of Shareholders or special meeting in lieu thereof at which Trustees are elected, following the date hereof; and

(4)

Upon expiration of the term of office of each class as set forth above, the number of Trustees in such class, as determined by the Board of Trustees, shall be elected to succeed the Trustees whose terms of office expire for a term expiring on the date of the third annual meeting of Shareholders, or special meeting in lieu thereof at which Trustees are elected, following such expiration. The term of any Trustee standing for re-election who fails to receive sufficient votes to be elected to office due to a lack of quorum or a failure of such Trustee or any successor Trustee to such Trustee to receive the required Shareholder vote set forth in Section 3.4 shall continue until the annual meeting held in the third succeeding year and until a successor Trustee to such Trustee is duly elected and shall have qualified.

(c)

Each Trustee elected shall hold office until his or her successor shall have been elected at a meeting of Shareholders called for the purpose of electing Trustees and shall have qualified, except that:

(1)

Any Trustee may resign as trustee or may retire by written instrument signed by such Trustee and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein;

(2)

Any Trustee may only be removed for cause, including but not limited to (i) willful misconduct, dishonesty, or fraud on the part of the Trustee in the conduct of his or her office; (ii) failing to meet, on a continuous basis, the Trustee Qualifications outlined in Section 3.10; or (iii) being indicted for, pleading guilty to or being convicted of a felony, in each case only by a written instrument signed by at least 75% of the number of Trustees prior to such removal (not including the Trustee(s) for which removal is being sought), specifying the date when such removal shall become effective;

(3)

Any Trustee who has died, become physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and

(4)	A Trustee shall be retired in accordance with the terms of any retirement policy adopted by the Trustees and in effect from time to time.

Section 3.4 Election, Vacancies and Appointment of Trustees.

(a)

Except as set forth in Section 3.4(b), Trustees shall be elected by the affirmative vote of a majority of the outstanding Shares of the Trust present in person or by proxy and entitled to vote at an annual meeting of Shareholders (or special meeting in lieu thereof at which Trustees are elected) at which a quorum is present.

(b)	At any time that Preferred Shares are issued and outstanding:

(1)

Two (2) Trustees shall at all times have been elected by the holders of Preferred Shares, voting as a separate class, or in the event of a vacancy of a Trustee so elected, appointed by the Board for such purpose in accordance with the terms of the Governing Instrument; and

(2)

The two Trustees to be elected solely by the holders of Preferred Shares shall be elected by the affirmative vote of a majority of the outstanding Preferred Shares present in person or by proxy and entitled to vote at an annual meeting of Shareholders (or special meeting in lieu thereof at which Trustees are elected) at which a quorum is present, voting as a separate class, and, subject to Section 3.4(b)(3) below, the remaining Trustees shall be elected by the Common Shares and Preferred Shares voting together as provided in Section 3.4(a) above.

(3)

Notwithstanding the foregoing, the Preferred Shareholders voting as a separate class shall elect at least a majority of the Trustees, and the number of Trustees shall be fixed automatically to such increased number that is the smallest number that, when added to the two Trustees elected exclusively by the holders of Preferred Shares, would constitute a majority of the Board of Trustees as so increased, during any period that holders of Preferred Shares are entitled to elect a majority of the Trustees of the Trust pursuant to the designations and powers, preferences and rights, and the qualifications, limitations and restrictions of the Preferred Shares as set forth by the Trustees in accordance with this Agreement (a “Voting Period”).

Upon termination of a Voting Period, the voting rights described in this subparagraph 3.4(b)(3) shall cease and the terms of the additional Trustees elected pursuant to this Section 3.4(b)(3) shall immediately terminate; subject always, however, to the revesting of such voting rights upon the further occurrence of any of the events described in this subparagraph 3.4(b)(3).

(c)

In case of a vacancy arising from a Trustee’s declination to serve, death, resignation, retirement, removal, incapacity, or inability to serve, the size of the Board shall be automatically reduced by the number of vacancies arising therefrom (but not to less than two) unless or until the Board by resolution expressly maintains or increases the size of the Board. Whenever the size of the Board of Trustees is reduced due to such a vacancy, the remaining Trustees shall have all the powers hereunder and the determination of the remaining Trustees shall be conclusive. In the case of a vacancy arising from a Board resolution to maintain or increase the size of the Board, the remaining Trustees may fill such vacancy or add additional Board members, as the case may be, by appointing such other person as they in their discretion shall see fit and meeting the Trustee Qualifications outlined in Section 3.10. A Trustee appointed to fill any such vacancy or as an additional Board member, shall serve for the remainder of the term commensurate with the class to which the person is appointed. Such appointment shall be evidenced by (i) a resolution of the Board of Trustees, duly adopted by a Majority Trustee Vote, which shall be recorded in the minutes of a meeting of the Trustees, or (ii) a written instrument signed by a requisite number of Trustees in office sufficient to constitute a Majority Trustee Vote, in each case whereupon the appointment shall take effect.

(d)

An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation, or removal of a Trustee, or an increase in the size of the Board effective at a later date, provided that said appointment shall become effective only at the time or after the expected vacancy occurs.

Section 3.5 Temporary Absence of Trustee. Any Trustee may, by power of attorney, delegate his power for a period not exceeding six months at any one time to any other Trustee or Trustees, provided that in no case shall fewer than two Trustees personally exercise the other powers hereunder except as herein otherwise expressly provided.

Section 3.6 Effect of Death, Resignation, etc. of a Trustee. The declination to serve, death, resignation, retirement, removal, incapacity, or inability of the Trustees, or any one of them, shall not operate to terminate the Trust or to revoke any existing agency created pursuant to the terms of this Agreement. Whenever there shall be fewer than the designated number of Trustees, until additional Trustees are elected or appointed as provided herein to bring the total number of Trustees equal to the designated number, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Agreement.

Section 3.7 Ownership of Assets of the Trust. The assets of the Trust shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. Legal title in all of the assets of the Trust and the right to conduct any business shall at all times be considered to be held by or in the name of the Trust, except that the Trustees may cause legal title to any Trust Property to be held by the Trustees or in the name of any other Person as nominee on behalf of the Trust. In the event that any Trust Property is held by the Trustees, the right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, retirement, removal, declination to serve, incapacity, or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered. No creditor of any Trustee shall have any right to obtain possession, or otherwise exercise legal or equitable remedies with respect to, any Trust Property with respect to any claim against, or obligation of, such Trustee in its individual capacity and not related to the Trust. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust, or any right of partition or possession thereof, but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in the Trust. The Shares shall be personal property giving only the rights specifically set forth in this Agreement or the Delaware Act.

Section 3.8 Legal Standard. The Trustees shall be subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if the Trust were a Delaware corporation, the Shareholders were shareholders of such Delaware corporation and the Trustees were directors of such Delaware corporation. Without limiting the generality of the foregoing, all actions and omissions of the Trustees shall be evaluated under the doctrine commonly referred to as the “business judgment rule,” as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine. The appointment, designation or identification of a Trustee as the Chair of the Board, a member or chair of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that person any standard of care or liability that is greater than that imposed on that person as a Trustee in the absence of the appointment, designation or identification, and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof. Except to the extent required by applicable law or expressly stated herein, (a) no Trustee or Trust officer shall have any fiduciary duty or other legal duty or obligation to the Trust, the Shareholders or any other Person, and (b) the Trust shall have no fiduciary duty or other legal duty or obligation to the Shareholders or any other Person except the Trustees. Unless otherwise expressly provided herein or required by federal law including the 1940 Act, the Trustees shall act in their sole discretion and may take any action or exercise any power without any vote or consent of the Shareholders.

Section 3.9 Other Business Interests. The Trustees shall devote to the affairs of the Trust such time as may be necessary for the proper performance of their duties hereunder, but neither the Trustees nor the officers, directors, shareholders, partners or employees of the Trustees, if any, shall be expected to devote their full time to the performance of such duties. The Trustees, or any Affiliated Person, shareholder, officer, director, partner or employee thereof, or any Person owning a legal or beneficial interest therein, may engage in, or possess an interest in, any business or venture other than the Trust, of any nature and description, independently or with or for the account of others. None of the Trust or any Shareholder shall have the right to participate or share in such other business or venture or any profit or compensation derived therefrom.

Section 3.10 Trustee Qualifications.

(a)	An individual who is an Affiliated Person of any:

(1)	Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

(2)	Pooled Vehicle (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser); or

(3)

Entity Controlling, Controlled by, or under common Control with, any Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser) or Pooled Vehicle (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

shall be disqualified from being nominated or serving as a Trustee, if the Board determines by Majority Trustee Vote (excluding the vote of any Trustee subject to such vote) that such relationship is reasonably likely to:

(1)	Present undue conflicts of interest between (i) the Trust and its shareholders, and (ii) such other Investment Adviser or Pooled Vehicle;

(2)	Impede the ability of the individual to discharge the duties of a Trustee; and/or

(3)	Impede the free flow of information (including proprietary, non-public or confidential information) between the Trust’s Investment Adviser and the Board of Trustees.

(b)	An individual who:

(1)	Is a 12(d) Control Person;

(2)	Is an Affiliated Person of a 12(d) Holder or 12(d) Control Person; or

(3)

Has accepted directly or indirectly any consulting, advisory, or other compensatory fee from any 12(d) Holder or 12(d) Control Person; shall be disqualified from being nominated or serving as a Trustee.

(c)

An individual who serves as a trustee or director of 5 or more issuers (including the Trust) having securities registered under the Exchange Act (for these purposes, investment companies or individual series thereof having the same Investment Adviser as the Trust or any Investment Adviser affiliated with the Trust’s Investment Adviser shall be counted as a single issuer) shall be disqualified from being nominated or serving as a Trustee.

(d)

An individual who has been subject to any censure, order, consent decree or adverse final action of any federal, state, or foreign governmental or regulatory authority barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business (“Prohibited Conduct”), been the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or serving as a Trustee failing to satisfy the requirements of this paragraph, or is or has been engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the SEC censuring, placing limitations on the activities, functions, or operation of, suspending, or revoking the registration of any Investment Adviser under Section 203(e) or (f) of the Advisers Act shall be disqualified from being nominated or serving as a Trustee.

(e)

An individual who is or has been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that would permit, or could reasonably have been expected or would reasonably be expected to permit the SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from servicing or acting as an employee, officer, trustee, director, member of an advisory board, Investment Adviser or depositor of, or principal underwriter for, a registered investment company or Affiliated Person of such Investment Adviser, depositor, or principal underwriter shall be disqualified from being nominated or serving as a Trustee.

ARTICLE IV

POWERS OF THE TRUSTEES

Section 4.1 Powers.

(a)

Subject to the provisions of this Agreement, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust.

(b)	Without limiting the foregoing and subject to any applicable limitation in the Governing Instrument or applicable law, the Trustees shall have power and authority:

(1)

To invest and reinvest cash and other property, and to hold cash or other property uninvested, without in any event being bound or limited by any present or future law or custom in regard to investments by Trustees, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on, distribute and otherwise deal with and lease any or all of the assets of the Trust;

(2)	To operate as, and to carry on the business of, an investment company, and to exercise all the powers necessary and appropriate to the conduct of such operations;

(3)

To borrow money and in this connection issue notes or other evidence of indebtedness; to secure borrowings by mortgaging, pledging or otherwise subjecting as security the Trust Property; to endorse, guarantee, or undertake the performance of an obligation or engagement of any other Person and to lend Trust Property;

(4)

To provide for the distribution of Shares either through a principal underwriter in the manner hereafter provided for or by the Trust itself, or both, or otherwise pursuant to an underwriting agreement of any kind;

(5)

To adopt Bylaws not inconsistent with this Agreement providing for the conduct of the business of the Trust and to amend and repeal them all without a vote of the Shareholders; such Bylaws shall be deemed incorporated and included in the Governing Instrument;

(6)	To elect and remove such officers and appoint and terminate such agents as they consider appropriate;

(7)

To employ one or more banks, trust companies or companies that are members of a national securities exchange or such other domestic or foreign entities as custodians of any assets of the Trust subject to any conditions set forth in the Governing Instrument;

(8)	To retain one or more transfer agents and shareholder servicing agents;

(9)	To set record dates in the manner provided herein or in the Bylaws;

(10)

To delegate such authority as they consider desirable to any officers of the Trust and to any Investment Adviser, manager, administrator, custodian, underwriter or other agent or independent contractor;

(11)	To sell or exchange any or all of the assets of the Trust;

(12)

To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies and powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustee shall deem proper;

(13)	To exercise powers and rights of subscription or otherwise that in any manner arise out of ownership of securities;

(14)

To hold any security or property in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form; or either in the name of the Trust or a custodian or a nominee or nominees, subject in either case to proper safeguards according to the usual practice of Delaware statutory trusts or investment companies;

(15)

To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or concern, with respect to any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase, or sale of property by such corporation or concern, and to pay calls or subscriptions with respect to any security held in the Trust;

(16)	To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy including, but not limited to, claims for taxes;

(17)	To declare and pay dividends and make distributions of income and of capital gains and capital to Shareholders in the manner hereinafter provided;

(18)	To repurchase Shares from time to time as permitted by applicable law, upon such terms and conditions as the Trustees shall establish;

(19)

To establish one or more committees or sub-committees, to delegate any of the powers of the Trustees to said committees or sub-committees and to adopt a written charter for one or more of such committees or sub-committees governing its membership, duties and operations and any other characteristics as the Trustees may deem proper, each of which committees shall be comprised of one or more members as determined by the Trustees and sub-committees shall be comprised of one or more members as determined by the committee or such sub-committee (which may be less than the whole number of Trustees then in office), and may be empowered to act for and bind the Trustees and the Trust as if the acts of such committee or sub-committee were the acts of all the Trustees then in office;

(20)	To interpret the investment policies, practices or limitations of the Trust;

(21)	To establish a registered office and have a registered agent in the State of Delaware;

(22)	To enter into joint ventures, general or limited partnerships, limited liability companies, and any other combinations and associations;

(23)	Subject to the 1940 Act, to engage in any other lawful act or activity in which a statutory trust organized under the Delaware Act may engage;

(24)

In general, to carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, suitable or proper for the accomplishment of any purpose or the attainment of any object or the furtherance of any power hereinbefore set forth, either alone or in association with others, and to do every other act or thing incidental or appurtenant to or growing out of or connected with the aforesaid business or purposes, objects or powers;

(25)	To examine the Declaration of Trust and these Bylaws; and

(26)

Subject to such policies and procedures as may be adopted, or modified thereafter, by the Board of Trustees, in each case by Majority Trustee Vote, to access the Trust’s other records and to receive such other information about the Trust as is reasonably necessary for the Trustee to perform his or her duties to the Trust and its shareholders, and otherwise only to the extent required by applicable law.

(c)

This Section 4.1 shall be construed both as objects and powers, and the foregoing enumeration of specific powers shall not be held to limit or restrict in any manner the general powers of the Trustees.

(d)	Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust, and not an action in an individual capacity.

(e)	The Trustees shall not be limited to investing in obligations maturing before the possible termination of the Trust.

(f)

No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order.

Section 4.2 Issuance and Repurchase of Shares. The Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, and otherwise deal in Shares and, subject to the provisions set forth in Articles II and VII hereof, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust.

Section 4.3 Action by the Trustees. Except as otherwise set forth herein, the Board of Trustees or any committee or sub-committee thereof shall act by Majority Trustee Vote of those present at a meeting duly called as set forth in the Bylaws at which a quorum required by the Bylaws is present. Any action that may be taken by the Board of Trustees or any committee or sub-committee thereof by Majority Trustee Vote at a meeting duly called and at which a quorum required by the Bylaws is present, may also be taken by written consent of a Majority Trustee Vote by the Trustees or members of the committee or sub-committee, as the case may be, without a meeting, provided that the writing or writings are filed with the minutes of proceedings of the Board or committee or sub-committee. Written consents or waivers of the Trustees may be executed in one or more counterparts. Any written consent or waiver may be provided and delivered to the Trust by any means by which notice may be given to a Trustee. Subject to the requirements of the Governing Instrument and the 1940 Act, the Trustees by Majority Trustee Vote may delegate to any Trustee or Trustees or committee or sub-committee of Trustees, officer or officers of the Trust or any agent of the Trust authority to approve particular matters or take particular actions on behalf of the Trust; provided that if an action of the Trustees requires a vote greater than a Majority Trustee Vote, such greater vote shall be required to delegate such action to any Trustee or Trustees or committee or sub-committee of Trustees.

Section 4.4 Principal Transactions. Subject to Article IX, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which any such Trustee or officer is a member acting as principal, or have any such dealings with any Investment Adviser, underwriter, or transfer agent for the Trust or with any Affiliated Person of such Person; and the Trust may employ any such Person, or firm or Company in which such Person is an Affiliated Person, as broker, legal counsel, registrar, Investment Adviser, underwriter, administrator, transfer agent, dividend disbursing agent, custodian, or in any capacity upon customary terms, subject in all cases to applicable laws, rules, and regulations and orders of regulatory authorities.

Section 4.5 Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees’ compensation and such expenses and charges for the services of the Trust’s officers, employees, Investment Adviser and manager, administrator, principal underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur.

Section 4.6 Trustee Compensation. The Trustees as such shall be entitled to reasonable compensation from the Trust. They may fix the amount of their compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, administrative, legal, accounting, investment banking, underwriting, brokerage, or investment dealer or other services and the payment for the same by the Trust.

Section 4.7 Independent Trustee. A Trustee who is an “independent trustee,” as that term is defined in the Delaware Act, shall be deemed independent and disinterested for all purposes, including when making any determination or taking any action as a Trustee.

Section 4.8 Determinations by Trustees. The Trustees may make any determinations they deem necessary with respect to the provisions of this Agreement, including the following matters: the amount of the assets, obligations, liabilities and expenses of the Trust or any class; the amount of the net income of the Trust or any class from dividends, capital gains, interest or other sources for any period and the amount of assets at any time legally available for the payment of dividends or distributions; which items are to be treated as income and which as capital or principal; the amount, purpose, time of creation, increase or decrease, alteration or cancellation of any reserves or charges and the propriety thereof (whether or not any obligation or liability for which such reserves or charges were created shall have been paid or discharged); the market value, or any other price to be applied in determining the market value, or the fair value, of any security or other asset owned or held by the Trust or any class; the number of Shares of the Trust or any class issued or issuable; and the net asset value per Share.

ARTICLE V

INVESTMENT ADVISER, PRINCIPAL UNDERWRITER AND TRANSFER AGENT

Section 5.1 Investment Adviser.

(a)

The Trustees may in their discretion, from time to time, enter into an investment advisory or management contract or contracts with respect to the Trust whereby the other party or parties to such contract or contracts shall undertake to furnish the Trustees with such management, investment advisory, statistical and research facilities and services and such other facilities and services, if any, and all upon such terms and conditions, as the Trustees may in their discretion determine.

(b)	The Trustees may authorize the Investment Adviser to employ, from time to time, one or more sub-advisers to perform such of the acts and services of the

Investment Adviser, and upon such terms and conditions, as may be agreed upon among the Trustees, the Investment Adviser and sub-adviser. Any references in this Agreement to the Investment Adviser shall be deemed to include such sub-advisers, unless the context otherwise requires.

Section 5.2 Other Service Contracts. The Trustees may authorize the engagement of a principal underwriter, transfer agent, administrator, custodian, and any other service providers they deem to be in the best interest of the Trust.

Section 5.3 Parties to Contract. Any contract of the character described in Sections 5.1 and 5.2 may be entered into with any corporation, firm, partnership, trust, association or other legal entity, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, member, employee or agent or hold any other similar office with respect to such other party to the contract.

Section 5.4 Miscellaneous.

(a)

The fact that (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any company or of or for any parent or affiliate of any company, with which an advisory or administration contract, or principal underwriter’s or distributor’s contract, or transfer, shareholder servicing, custodian or other agency contract may have been or may hereafter be made, or that any such company, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust, or that (ii) any company with which an advisory or administration contract or principal underwriter’s or distributor’s contract, or transfer, shareholder servicing, custodian, or other agency contract may have been or may hereafter be made also has an advisory or administration contract, or principal underwriter’s or distributor’s contract, or transfer, shareholder servicing, custodian or other agency contract with one or more other companies, or has other business or interests shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders.

(b)

The authority of the Trustees hereunder to authorize the Trust to enter into contracts or other agreements or arrangements shall include the authority of the Trustees to modify, amend, waive any provision of, supplement, assign all or a portion of, novate, or terminate such contracts, agreements or arrangements. The enumeration of any specific contracts in this Article V shall in no way be deemed to limit the power and authority of the Trustees as otherwise set forth in this Agreement to authorize the Trust to employ, contract with or make payments to such Persons as the Trustees may deem desirable for the transaction of the business of the Trust.

ARTICLE VI

SHAREHOLDERS’ VOTING POWERS AND MEETING

Section 6.1 Voting Powers.

(a)	The Shareholders shall have power to vote only to:

(1)	Elect Trustees, provided that a meeting of Shareholders has been called for that purpose;

(2)	Approve transactions described in Section 6.2 and Article IX of this Agreement;

(3)	Approve any amendment to Section 3.3 to declassify the Board, to this Article VI or Article IX or, to the extent required by Section 6.2, to Section 8.4; and

(4)

Approve such additional matters as may be required by the 1940 Act, the Governing Instrument or any stock exchange on which the Shares are listed for trading, or as the Trustees, in their sole discretion, shall determine.

(b)	Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, or by the Governing Instrument that may be taken by Shareholders.

(c)	Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote.

(d)

Except as otherwise provided in the Governing Instrument, on any matter submitted to a vote of the Shareholders, all Shares shall be voted together as a single class, except when required by applicable law, Section 3.4(b) or when the Trustees have determined that the matter affects the interests of one or more (but not all) classes or affects one or more classes differently, then the Shareholders of each such affected class shall be entitled to vote separately thereon.

(e)	Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.

(f)	Except as otherwise provided in the Governing Instrument, an affirmative Majority Shareholder Vote shall be required to approve any matter requiring a vote of the Shareholders.

(g)

Only Record Owners shall have the power to cast a vote at a meeting of Shareholders subject to the voting provisions set forth in the Governing Instrument. Beneficial owners of Shares who are not Record Owners shall not be entitled to cast a vote at a meeting of Shareholders but shall be entitled to provide voting instructions to corresponding Record Owners, subject to any limitations imposed by applicable law and stock exchanges on which the Shares are listed for trading.

Section 6.2 Additional Voting Powers and Voting Requirements for Certain Actions.

(a)

Notwithstanding any other provision of this Agreement, the Shareholders shall have power to vote to approve any amendment to Section 8.4 of this Agreement approved by the Board of Trustees that would have the effect of reducing the indemnification provided thereby to Shareholders or former Shareholders, and any such action shall require the affirmative vote or consent of Shareholders owning at least seventy-five percent (75%) of the outstanding Shares.

(b)

Notwithstanding any other provision of this Agreement, any amendment to Section 3.3 to declassify the Board or to this Article VI or Article IX of this Agreement shall require the affirmative vote or consent of the Board of Trustees followed by the affirmative vote or consent of Shareholders owning at least seventy-five percent (75%) of the outstanding Shares, unless such amendment has been previously approved, adopted or authorized by the affirmative vote of at least two thirds (66 2/3%) of the Board of Trustees, in which case an affirmative Majority Shareholder Vote shall be required.

(c)

The voting requirements set forth in this Section 6.2 shall be in addition to, and not in lieu of, any vote or consent of the Shareholders otherwise required by applicable law (including, without limitation, any separate vote by class that may be required by the 1940 Act) or by the Governing Instrument.

(d)

Any additional matter not expressly requiring a vote of Shareholders on which the Trustees determine the Shareholders shall have power to vote shall require the affirmative vote or consent of Shareholders owning at least seventy-five percent (75%) of the outstanding Shares, unless such matter has been previously approved, adopted or authorized by the affirmative vote of at least two-thirds (66 2/3%) of the Board of Trustees, in which case an affirmative Majority Shareholder Vote shall be required.

ARTICLE VII

DISTRIBUTIONS AND REPURCHASES

Section 7.1 Distributions. The Trustees may from time to time declare and pay dividends and make other distributions with respect to any Shares or class thereof, which may be from surplus, income, capital gains or capital or distributions in kind of the assets of the Trust. Subject to the rights of the holders of Preferred Shares, if any, the amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust Property shall be wholly in the discretion of the Trustees, although the Trustees pursuant to Section 4.1(j) may delegate the authority to set record, declaration, payment and ex-dividend dates, determine the amount of dividends and distributions and pay such dividends and distributions. Dividends and other distributions may be paid pursuant to a standing resolution adopted once or more often as the Trustees determine. The Trustees shall have the power and authority to amend, correct or change the amount of any declared dividend or distribution from time to time until such dividend or distribution has been paid to Shareholders. All dividends and other distributions on Shares or a class thereof shall be distributed pro rata to the Record Owners of such class, as the case may be, in proportion to the number of Shares or Shares of such class they held on the record date established for such payment. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash distribution payment plans, or similar plans as the Trustees deem appropriate.

Section 7.2 Repurchase of Shares With Shareholder Consent.

(a) Subject to the Governing Instrument, the Trust may repurchase Shares on the open market or such Shares as are tendered by any Record Owner for repurchase pursuant to a repurchase offer or tender offer, if any, made by the Trust periodically or from time to time, upon the presentation by the Record Owner of a proper instrument of transfer together with a request directed to the Trust, its transfer agent or other duly authorized agent, that the Trust repurchase such Shares, or in accordance with such other procedures for repurchase as the Board of Trustees may from time to time authorize; and the Trust will pay therefor a price that meets the requirements of Section 23 of the 1940 Act, and the rules and regulations adopted thereunder, and that is in accordance with the terms of such repurchase offer, tender offer, the Governing Instrument and other applicable law.

(b) The repurchase price may in any case or cases be paid wholly or partly in kind if the Board of Trustees determines that such payment is advisable in the interest of the Trust. Subject to the foregoing, the fair value, selection and quantity of securities or other property of the Trust so paid or delivered as all or part of the repurchase price shall be determined by or under authority of the Board of Trustees. Subject to applicable law, the Trust shall not be liable for any delay of any corporation or other Person in transferring securities or other property selected for delivery as all or part of any payment in kind.

Section 7.3 Repurchase of Shares Without Shareholder Consent. Subject to the Governing Instrument, the Trust shall have the right at its option and at any time (and without Shareholder approval), subject to the 1940 Act and other applicable law, to repurchase Shares of any Shareholder at a price that meets the requirements of Section 23 of the 1940 Act, and the rules and regulations adopted thereunder, and that is in accordance with the terms of the Governing Instrument and other applicable law: (a) if at such time, such Shareholder owns Shares having an aggregate net asset value of less than an amount determined from time to time by the Trustees; (b) to the extent that such Shareholder owns Shares in an amount less than, equal to or in excess of a percentage or certain number of the Shares determined from time to time by the Trustees; and (c) as provided in Section 2.4(c) or Section 8.5.

Section 7.4 Transfer of Shares. Shares shall be transferable in accordance with the provisions of the Bylaws.

Section 7.5 Redemptions. Unless otherwise provided in the rights of any series of Preferred Shares, the Shares of the Trust are not redeemable at the option of the holders thereof.

ARTICLE VIII

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 8.1 Limitation of Liability. A Trustee or officer of the Trust, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer of the Trust; provided, however, that nothing contained herein shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which the Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office with the Trust.

Section 8.2 Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

Section 8.3 Insurance. To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase with Trust Property insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Covered Person in connection with any proceeding in which such Covered Person becomes involved by virtue of such Covered Person’s actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Covered Person against such liability.

Section 8.4 Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the Trust’s assets, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Trust, on its own behalf, shall upon request by the Shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of the Trust.

Section 8.5 Indemnification of the Trust. Except to the extent expressly set forth in the Governing Instrument, each Shareholder will be liable to the Trust for, and indemnify and hold harmless the Trust (and any subsidiaries or affiliates thereof) from and against, all costs, expenses, penalties, fines or other amounts, including without limitation, reasonable attorneys’ and other professional fees, whether third party or internal, arising from any action against the Trust brought, initiated or joined by such Shareholder in which such Shareholder is not the prevailing party, and shall pay such amounts on demand, together with interest on such amounts, which interest will accrue at the lesser of the Trust’s highest marginal borrowing rate, per annum compounded, and the maximum amount permitted by law, from the date such costs or the like are incurred until the receipt of payment. The Trust is hereby permitted to redeem or repurchase Shares of any Shareholder liable to the Trust under this Section 8.5 at a value determined by the Board of Trustees in accordance with the 1940 Act and other applicable law, and to set off against and retain any distributions otherwise payable to any Shareholder liable to the Trust under this Section 8.5, in payment of amounts due hereunder.

ARTICLE IX

CERTAIN TRANSACTIONS

Section 9.1 Vote Required. Notwithstanding any other provision of this Agreement to the contrary and subject to the exceptions provided in this Article IX, each of the transactions described in this Article IX shall require the approval of the Board of Trustees followed by the affirmative vote of the holders of not less than 75% of the outstanding Shares unless such transaction has been previously approved by the affirmative vote of at least two-thirds (66 2/3%) of the Board of Trustees, in which case an affirmative Majority Shareholder Vote shall be required. Such affirmative vote shall be in addition to the vote or consent of Shareholders otherwise required by law or by the terms of any class of Preferred Shares, whether now or hereafter authorized, or any agreement between the Trust and any national securities exchange.

Section 9.2 Dissolution of the Trust.

(a)

Unless earlier dissolved or unless the term is extended, in each case as provided in this Section 9.2(a), the Trust shall continue its operations in the ordinary course until no later than the close of business on December 1, 2023, provided that the Trustees may take such steps prior to December 1, 2023 as they deem appropriate in anticipation of ceasing operations in the ordinary course on such date, including any actions permitted by Section 9.2(b). Notwithstanding the foregoing, (i) the Trust may be dissolved at any time prior to the close of business on December 1, 2023 or (ii) the term of the Trust may be extended beyond December 1, 2023 for one period that in no event may exceed six months, by action of the Trustees and upon provision of at least sixty (60) days prior written notice to affected Shareholders, without a vote of the Shareholders of the Trust. In addition, the Trust may be dissolved by the affirmative vote of the Shareholders entitled to vote of at least sixty-six and two-thirds percent (66 2/3%) of the outstanding Common Shares, unless dissolution has been previously approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of Trustees fixed in accordance with this Agreement or the Bylaws, in which case the affirmative vote of the holders of at least a majority of the outstanding Common Shares shall be required, provided however that if there are then outstanding Preferred Shares, such vote with respect to dissolution of the Trust shall be by the affirmative vote of the shareholders entitled to vote of at least sixty-six and two-thirds percent (66 2/3%) of the outstanding Common Shares and Preferred Shares voting as a single class, unless such action has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the Trustees, in which case the affirmative vote of the holders of at least a majority of the outstanding Common Shares and Preferred Shares voting as a single class shall be required.

Section 9.3 Dissolution of the Trust or Termination of a Class.

(a)

The Trust shall have perpetual existence, except that the Trust shall be dissolved upon approval by vote of the Board followed by a vote of Shareholders as set forth in Section 9.1; provided that if the affirmative vote of at least seventy-five percent (75%) of the Board approves the dissolution, no vote of Shareholders shall be required to dissolve the Trust.

(b)

Upon dissolution of the Trust, the Trust shall carry on no business except for the purpose of winding up its affairs, and all powers of the Trustees under this Agreement shall continue until such affairs have been wound up. Without limiting the foregoing, the Trustees shall (in accordance with Section 3808 of the Delaware Act) have the power to:

(1)	Fulfill or discharge the contracts of the Trust;

(2)	Collect its assets;

(3)

Sell, convey, assign, exchange, merge where the Trust is not the survivor, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more Persons at public or private sale for consideration which may consist in whole or in part in cash, securities or other property of any kind;

(4)

Pay or make reasonable provision (including through the use of a liquidating trust) to pay all claims and obligations of the Trust, including all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust, but for which the identity of the claimant is unknown, and claims and obligations that have not been made known to the Trust or that have not arisen but that, based on the facts known to the Trust, are likely to arise or to become known to the Trust within 10 years after the date of dissolution; and

(5)	Do all other acts appropriate to liquidate its business.

(c)

If there are sufficient assets held with respect to the Trust, such claims and obligations shall be paid in full and any such provisions for payment shall be made in full. If there are insufficient assets held with respect to the Trust, such claims and obligations shall be paid or provided for according to their priority and, among claims and obligations of equal priority, ratably to the extent of assets available therefor. Any remaining assets (including, without limitation, cash, securities or any combination thereof) held with respect to the Trust shall be distributed to the Record Owners of the Trust ratably according to the number of Shares of the Trust held of record by the several Record Owners on the date for such dissolution distribution, subject to any then-existing preferential rights of Shares.

(d)

On dissolution of the Trust, following completion of winding up of its business, any one (1) Trustee shall execute, and cause to be filed, a certificate of cancellation, with the office of the Secretary of State of the State of Delaware in accordance with the provisions of Section 3810 of the Delaware Act, whereupon the Trust shall terminate and the Trustees and the Trust shall be discharged from all further liabilities and duties hereunder with respect thereto. The Trustees shall not be personally liable to the claimants of the dissolved Trust by reason of the Trustees’ actions in winding up the Trust’s affairs if the Trustees complied with Section 3808(e) of the Delaware Act.

(e)	Each class hereafter created shall have perpetual existence unless terminated upon:

(1)	The vote of the Board of Trustees; or

(2)	The occurrence of a termination event pursuant to any Board resolution establishing and designating such class.

Section 9.4 Merger or Consolidation; Conversion; Reorganization.

(f)	Merger or Consolidation.

(1)

Pursuant to an agreement of merger or consolidation, the Board of Trustees may cause the Trust or any of its subsidiaries to merge or consolidate with or into one or more statutory trusts or “other business entities” (as defined in Section 3801 of the Delaware Act) formed or organized or existing under the laws of the State of Delaware or any other state of the United States or any foreign country or other foreign jurisdiction. Any such merger or consolidation shall require approval by vote of the Board of Trustees followed by approval of the Shareholders as set forth in Section 9.1.

(2)

By reference to Section 3815(f) of the Delaware Act, any agreement of merger or consolidation approved in accordance with this Section 9.3(a) may, without a separate Shareholder vote, unless required by the 1940 Act or the requirements of any stock exchange on which Shares are listed for trading, effect any amendment to the Governing Instrument or effect the adoption of a new governing instrument if the Trust is the surviving or resulting statutory trust in the merger or consolidation, which amendment or new governing instrument shall be effective at the effective time or date of the merger or consolidation.

(3)

If the Trust is to be the surviving or resulting statutory trust, any one (1) Trustee shall execute, and cause to be filed, a certificate of merger or consolidation in accordance with Section 3815 of the Delaware Act.

(g)	Conversion.

(1)	The Board of Trustees may cause:

(A) The Trust to convert to an “other business entity” (as defined in Section 3801 of the Delaware Act) formed or organized under the laws of the State of Delaware as permitted pursuant to Section 3821 of the Delaware Act;

(B) The Shares of the Trust to be converted into beneficial interests in another statutory trust; or

(C) The Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law.

(2)

Any such statutory conversion, Share conversion or Share exchange shall require approval by vote of the Board of Trustees followed by the approval of the Shareholders of the Trust as set forth in Section 9.1.

(h)	Reorganization.

(1)

The Board of Trustees may cause the Trust to sell, convey and transfer all or substantially all of the assets of the Trust (“sale of Trust assets”) to another trust, statutory trust, partnership, limited partnership, limited liability company, corporation or other association organized under the laws of any state, or to one or more separate series thereof, in exchange for cash, shares or other securities, with such sale, conveyance and transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities associated with the Trust, or (b) not being made subject to, or not with the assumption of, such liabilities.

(2)	Any such sale, conveyance and transfer shall require approval by vote of the Board of Trustees followed by the approval of the Shareholders of the Trust as set forth in Section 9.1.

(3)

Following such sale of Trust assets, the Board of Trustees shall distribute such cash, shares or other securities ratably among the Record Owners of the Trust (giving due effect to the differences among the various classes).

(4)	If all of the assets of the Trust have been so sold, conveyed and transferred, the Trust shall be dissolved.

Section 9.5 Reclassification of the Trust. The Board of Trustees may cause the Trust to be converted from a “closed-end company” to an “open-end company” (as those terms are defined, respectively, in Sections 5(a)(2) and 5(a)(1) of the 1940 Act). Such reclassification of the Trust shall require approval by vote of the Board of Trustees followed by the approval of Shareholders as set forth in Section 9.1.

Section 9.6 Principal Shareholder Transactions.

(i)

Notwithstanding any other provision of this Agreement and subject to the exceptions provided in Section 9.5(c), the types of transactions described in sub-paragraphs (1) through (3) below shall require approval by vote of the Board of Trustees and the Shareholders of the Trust as set forth in Section 9.1 when a Principal Shareholder (as defined in Section 9.5(b)) is a party to the transaction.

Section 9.7 The issuance of any securities of the Trust or any of its subsidiaries to any Principal Shareholder for cash (other than pursuant to any dividend reinvestment plan).

(1)

The sale, lease or exchange of all or any substantial part of the assets of the Trust or any of its subsidiaries to any Principal Shareholder (except assets having an aggregate fair market value of less than two percent (2%) of the total assets of the Trust or any of its subsidiaries, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

(2)

The sale, lease, or exchange to the Trust or any subsidiary thereof, in exchange for securities of the Trust or any of its subsidiaries, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than two percent (2%) of the total assets of the Trust or any of its subsidiaries, aggregating for the purpose of such computation, all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

(j)

For purposes of this Section 9.5, the term “Principal Shareholder” shall mean any Person or group (within the meaning of Rule 13d-5 under the 1934 Act, that is the beneficial owner, directly or indirectly, of five percent (5%) or more of the Shares of the Trust and shall include any affiliate or associate, as such terms are defined in clause (2) below, of a Principal Shareholder, but shall not include the Investment Adviser of the Trust or any Affiliated Person of the Investment Adviser of the Trust. For the purposes of this Section 9.5, in addition to the Shares that a Principal Shareholder beneficially owns directly, a Principal Shareholder shall be deemed to be the beneficial owner of any Shares (1) which the Principal Shareholder has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise or (2) which are beneficially owned, directly or indirectly (including Shares deemed owned through application of clause (1) above), by any other Person or group with which the Principal Shareholder or its “affiliate” or “associate,” as those terms are defined in Rule 12b-2, or any successor rule, under the 1934 Act, has any agreement, arrangement, or understanding for the purpose of acquiring, holding, voting, or disposing of Shares, or which is its “affiliate” or “associate” as so defined. For purposes of this Section 9.5, calculation of the total Shares of the Trust shall not include Shares deemed owned through application of clause (1) above.

(k)

The provisions of this Section 9.5 shall not be applicable to any such transaction between the Trust and any entity of which a majority of the outstanding shares of all classes and series of a stock normally entitled to vote in elections of directors is owned of record and beneficially by the Trust and its subsidiaries.

(l)	The Board of Trustees shall have the power and duty to determine for the purposes of this Section 9.5, on the basis of information known to the Trust, whether:

(1)	A Person or group beneficially owns five percent (5%) or more of the Shares;

(2)	A corporation, person or entity is an “affiliate” or “associate” (as defined above) of another; and

(3)	The assets being sold, leased or exchanged by or to the Trust have an aggregate fair market value of less than 2% of the total assets of the Trust (as defined above).

Any such determination shall be conclusive and binding for all purposes of this Section 9.5 in the absence of manifest error.

Section 9.8 Absence of Appraisal or Dissenters’ Rights. No Shareholder shall be entitled, as a matter of right, to an appraisal by the Delaware Court of Chancery or otherwise of the fair value of the Shareholder’s Shares or to any other relief as a dissenting Shareholder in respect of any proposal or action involving the Trust or any class of Shares or otherwise.

ARTICLE X

MISCELLANEOUS

Section 10.1 Trust Not a Partnership; Taxation.

(a)

It is hereby expressly declared that a trust and not a partnership is created hereby. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees in their capacity as such shall look only to the assets of the Trust for payment under such credit, contract or claim; and neither the Shareholders, the Trustees, nor the Trust’s officers nor any of the agents of the Trustees whether past, present or future, shall be personally liable therefor.

(b)

It is intended that the Trust be classified for income tax purposes as an association taxable as a corporation, and the Trustees shall do all things that they, in their sole discretion, determine are necessary to achieve that objective, including (if they so determine), electing such classification on Internal Revenue Form 8832. The Trustees, in their sole discretion and without the vote or consent of the Shareholders, may amend this Agreement to ensure that this objective is achieved.

Section 10.2 Trustee’s Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder in good faith shall be binding upon everyone interested. Subject to the provisions of Article VIII and to this Section 10.2, the Trustees shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may rely in good faith upon advice of counsel or other experts with respect to the meaning and operation of this Agreement and their duties as Trustees hereunder, and, and subject to the provisions of Article VIII and this Section 10.2, shall be under no liability for any act or omission in accordance with such advice; provided the Trustees shall be under no liability for failing to follow such advice. A Trustee shall be fully protected in relying in good faith upon the records of the Trust and upon information, opinions, reports or statements presented by another Trustee or any officer, employee or other agent of the Trust, or by any other Person as to matters the Trustee believes in good faith are within such other Person’s professional or expert competence, including information, opinions, reports or statements as to the value and amount of the assets, liabilities, profits or losses of the Trust, or the value and amount of assets or reserves or contracts, agreements or other undertakings that would be sufficient to pay claims and obligations of the Trust or to make reasonable provision to pay such claims and obligations, or any other facts pertinent to the existence and amount of assets from which distributions to Shareholders or creditors of the Trust might properly be paid. Except with respect to any bonds required to be provided for the advancement of expenses pursuant to the Governing Instrument, the Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.

Section 10.3 Filing of Copies, References, Headings. The original or a copy of this Agreement or any amendment hereto or any supplemental agreement shall be kept at the office of the Trust. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this Agreement, rather than the headings, shall control. This Agreement and any document, consent or instrument referenced in or contemplated by this Agreement or the Bylaws may be executed in any number of counterparts, each of which shall be deemed an original but all of which together will constitute one and the same instrument. To the extent permitted by the 1940 Act, (i) any document, consent, instrument or notice referenced in or contemplated by this Agreement or the Bylaws that is to be executed by one or more Trustees may be executed by means of original, facsimile or electronic signature and (ii) any document, consent, instrument or notice referenced in or contemplated by this Agreement or the Bylaws that is to be delivered by one or more Trustees may be delivered by facsimile or electronic means (including e-mail), unless, in the case of either clause (i) or (ii), otherwise determined by the Trustees. The terms “include,” “includes” and “including” and any comparable terms shall be deemed to mean “including, without limitation.” Any reference to any statute, law, code, rule or regulation shall be deemed to refer to such statute, law, code, rule or regulation as amended or restated from time to time and any successor thereto.

Section 10.4 Governing Law.

(a)

The Trust and the Governing Instrument (including this Agreement) and the rights, obligations and remedies of the Trustees and Shareholders hereunder, are to be governed by and construed and administered according to the Delaware Act, including the provision that gives maximum freedom to contract, the other laws of the State of Delaware and the applicable provisions of the 1940 Act. Notwithstanding the foregoing, the following provisions shall not be applicable to the Trust, the Trustees, the Shareholders or the Governing Instrument:

(1)	The provisions of Sections 3533, 3540, 3561 and 3583(a) of Title 12 of the Delaware Code; or

(2)	Any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts which relate to or regulate:

(A) The filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges;

(B) Affirmative requirements to post bonds for trustees, officers, agents or employees of a trust;

(C) The necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property;

(D) Fees or other sums payable to trustees, officers, agents or employees of a trust;

(E) The allocation of receipts and expenditures to income or principal;

(F) Restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets; or

(G) The establishment of fiduciary or other standards or responsibilities or limitations on the indemnification, acts or powers of trustees or other Persons, which are inconsistent with the limitations of liabilities or authorities and powers of the Trustees or officers of the Trust set forth or referenced in the Governing Instrument.

(b)

The Trust shall be of the type commonly called a “statutory trust,” and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions; provided, however, that the exercise of any such power, privilege or action shall not otherwise violate applicable law.

Section 10.5 Amendments. Except as specifically provided in Article VI hereof or otherwise expressly limited by the Governing Instrument, the Trustees may, without any Shareholder vote, amend this Agreement by making an amendment to this Agreement, an agreement supplemental hereto, or an amended and restated trust instrument. Any such amendment to any Article of this Agreement except to Section 3.2 to change the minimum or maximum number of Trustees, to Section 3.3 to declassify the Board, to Article VI or Article IX, to the extent required by Section 6.2, to Section 8.4, or to this Section 10.5, having been approved by a Majority Trustee Vote, shall become effective, unless otherwise provided by such Trustees (notwithstanding that the section being amended may require a higher Trustee vote), upon being executed by a duly authorized officer of the Trust. Any amendment to Section 3.2 to change the minimum or maximum number of Trustees or to this Section 10.5, having been approved by a Majority Trustee Vote, unless a greater vote or shareholder vote is required by this Agreement, shall become effective upon being executed by a duly authorized officer of the Trust. Any amendment to Section 3.3 to declassify the Board or to Article VI or Article IX, or, to the extent required by Section 6.2, Section 8.4, having been approved by the requisite vote of the Board of Trustees followed by the requisite vote of the Shareholders as provided in Section 9.1, shall become effective upon being executed by a duly authorized officer of the Trust. A certification signed by a duly authorized officer of the Trust setting forth an amendment to this Agreement and reciting that it was duly adopted by the Shareholders or by the Trustees as aforesaid, or a copy of this Agreement, as amended, executed by a majority of the Trustees, or a duly authorized officer of the Trust, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

Section 10.6 Provisions in Conflict with Law. The provisions of this Agreement are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with applicable law, the conflicting provision shall be deemed never to have constituted a part of this Agreement; provided, however, that such determination shall not affect any of the remaining provisions of this Agreement or render invalid or improper any action taken or omitted prior to such determination. If any provision of this Agreement shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provisions in any other jurisdiction or any other provision of this Agreement in any jurisdiction.

Section 10.7 Record Owners’ Right to Shareholder List and Other Records. Except as may be required by Regulation 14A promulgated under the 1934 Act, no Shareholder shall have the right to obtain from the Trust a list of the Trust’s Shareholders. Except as required by the 1940 Act or as expressly provided in the Governing Instrument, Shareholders shall have no right to inspect the records, documents, accounts and books of the Trust. Any request to inspect the records of the Trust shall be submitted by the Shareholder to the Trust in writing. Upon receipt of any such request, the Trustees shall determine whether delivery of records pertaining to such request is required by the 1940 Act or is otherwise necessary or appropriate, as determined by the Trustees in their sole discretion, and whether such request complies with the requirements of the 1940 Act and, if so, establish procedures for such inspection. To preserve the integrity of the records, the Trust may provide certified copies of Trust records rather than originals. The Trust shall not be required to create records or obtain records from third parties to satisfy a Shareholder request. The Trust may require a requesting Shareholder to pay in advance or otherwise indemnify the Trust for the costs and expenses of such Shareholder’s inspection of records. The rights provided for in this Section 10.7 shall not extend to any Person who is a Shareholder but not also a Record Owner.

Section 10.8 Reports. The Trustees shall cause to be prepared at least annually and more frequently to the extent and in the form required by law, regulation or any stock exchange on which Shares are listed a report of operations containing a balance sheet and statement of income and undistributed income of the Trust prepared in conformity with generally accepted accounting principles and an opinion of an independent public accountant on such financial statements. Copies of such reports shall be mailed to all Shareholders within the time required by the 1940 Act, and in any event within a reasonable period preceding the meeting of Shareholders. The Trustees shall, in addition, furnish to the Shareholders at least semi-annually to the extent required by law, interim reports containing an unaudited balance sheet of the Trust as of the end of such period and an unaudited statement of income and surplus for the period from the beginning of the current fiscal year to the end of such period.

Section 10.9 Use of the Name “Invesco”. The Board of Trustees expressly agrees and acknowledges that the name “Invesco” is the sole property of Invesco Ltd. (“Invesco”). Invesco has granted to the Trust a non-exclusive license to use such name as part of the name of the Trust now and in the future. The Board of Trustees further expressly agrees and acknowledges that the non-exclusive license granted herein may be terminated by Invesco if the Trust ceases to use Invesco or one of its Affiliated Persons as Investment Adviser or to use other Affiliated Persons or successors of Invesco for such purposes. In such event, the non-exclusive license may be revoked by Invesco and the Trust shall cease using the name “Invesco“ or any name misleadingly implying a continuing relationship between the Trust and Invesco or any of its Affiliated Persons, as part of its name unless otherwise consented to by Invesco or any successor to its interests in such name.

The Board of Trustees further understands and agrees that so long as Invesco and/or any future advisory Affiliated Person of Invesco shall continue to serve as the Trust’s Investment Adviser, other registered open- or closed-end investment companies (“funds”) and other types of investment vehicles as may be sponsored or advised by Invesco or its Affiliated Persons shall have the right permanently to adopt and to use the name “Invesco” in their names and in the names of any series or class of shares of such funds.

Section 10.10 Jurisdiction and Waiver of Jury Trial. In accordance with Section 3804(e)of the Delaware Act, any suit, action or proceeding brought by or in the right of any Shareholder or any person claiming any interest in any Shares seeking to enforce any provision of, or based on any matter arising out of, or in connection with, this Agreement or the Trust, any class or any Shares, including any claim of any nature against the Trust, any Class, the Trustees or officers of the Trust, shall be brought exclusively in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, provided, however, that unless the Trust consents in writing to the selection of an alternative forum, the United States District Court for the Southern District of New York shall, to the fullest extent permitted by law, be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under the federal securities laws, and all Shareholders and other such Persons hereby irrevocably consent to the jurisdiction of such courts (and the appropriate appellate courts therefrom) in any such suit, action or proceeding and irrevocably waive, to the fullest extent permitted by law, any objection they may make now or hereafter have to the laying of the venue of any such suit, action or proceeding in such court or that any such suit, action or proceeding brought in any such court has been brought in an inconvenient forum and further, IN CONNECTION WITH ANY SUCH SUIT, ACTION, OR PROCEEDING BROUGHT IN ANY SUCH COURT, ALL SHAREHOLDERS AND ALL OTHER SUCH PERSONS HEREBY IRREVOCABLY WAIVE THE RIGHT TO A TRIAL BY JURY TO THE FULLEST EXTENT PERMITTED BY LAW. All Shareholders and other such Persons agree that service of summons, complaint or other process in connection with any proceedings may be made by registered or certified mail or by overnight courier addressed to such Person at the address shown on the books and records of the Trust for such Person or at the address of the Person shown on the books and records of the Trust with respect to the Shares that such Person claims an interest in. Service of process in any such suit, action or proceeding against the Trust or any Trustee or officer of the Trust may be made at the address of the Trust’s registered agent in the State of Delaware. Any service so made shall be effective as if personally made in the State of Delaware.

IN WITNESS WHEREOF, the undersigned, being all of the Trustees of the Trust, have executed this instrument this 20th day of September, 2022.

By:	/s/ Beth Brown	By:	/s/ Prema Mathai-Davis
	Beth Brown		Prema Mathai-Davis
	Trustee		Trustee

By:	/s/ Martin L. Flanagan	By:	/s/ Joel Motley
	Martin L. Flanagan		Joel Motley
	Trustee		Trustee

By:	/s/ Cynthia Lynn Hostetler	By:	/s/ Teresa Ressel
	Cynthia Lynn Hostetler		Teresa Ressel
	Trustee		Trustee

By:	/s/ Elizabeth Krentzman	By:	/s/ Robert C. Troccoli
	Elizabeth Krentzman		Robert C. Troccoli
	Trustee		Trustee

By:	/s/ Eli Jones	By:	/s/ Daniel Vandivort
	Eli Jones		Daniel Vandivort
	Trustee		Trustee

By:	/s/ Anthony J. LaCava Jr.
Anthony J. LaCava Jr.
Trustee